Subsequent Events	12 Months Ended
Dec. 31, 2023
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 19 — SUBSEQUENT EVENTS

1.	On January 25, 2024, the Company entered into a private placement transaction, or the January 2024 PIPE, pursuant to a securities purchase agreement, with certain institutional investors, providing for the issuance, in a private placement of 1,884,461 Ordinary Shares; (ii) Pre-Funded Warrants to purchase up to an 820,000 Ordinary Shares; (iii) Series A Warrants to purchase up to an aggregate of 3,380,586 Ordinary, or upon the satisfaction of certain conditions, up to an aggregate of 13,373,208 Ordinary Shares in accordance with the terms therein and (iv Series B Warrants to purchase upon the satisfaction of, certain conditions up to an aggregate of 7,994,181 Ordinary Shares in accordance with the terms therein. The January 2024 PIPE closed on January 29, 2024. The Company’s aggregate gross proceeds from the January 2024 PIPE were approximately $7.275 million, before deducting fees to the placement agent and other expenses payable by the Company in connection with the January 2024 PIPE. Pure Capital participated in the private placement as a purchaser.

As of the issuance date of these consolidated financial statements 2,900,036 Warrants were exercised into 2,900,036 ordinary shares of the Company.

The Company also entered into a placement agent agreement (the “Placement Agent Agreement”) with Aegis, dated January 25, 2024, pursuant to which Aegis agreed to serve as the exclusive placement agent for the Company in connection with the Private Placement. The Company agreed to pay Aegis a cash placement fee equal to 8.50% of the gross cash proceeds received in the Private Placement and to pay for expenses of the Purchasers’ and Aegis’ legal counsel up to an aggregate amount of $90 thousand.

2.	On February 5, 2024, the Company paid to Pure Capital $100 thousand in connection to the IPO and in accordance to the consultant agreement.

3.	On February 29, 2024, the Company extended a side letter to the Fort SPA to the Fort Sellers, pursuant to which the Company agreed to increase certain adjustment amount payments to the Fort Sellers by approximately £100 thousand.